Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2020
Significant Accounting Policies [Abstract]
Net Trade Accounts Receivable Disaggregated by Revenue Source
The following table presents the Company’s net trade accounts receivable disaggregated by revenue source as at June 30, 2020 and December 31, 2019:

	June 30,	December 31,
	2020	2019
Accounts receivable trade, net from spot charters	434	653
Accounts receivable trade, net from time charters	470	1,110
Total	904	1,763

Income Derived from Charters

June 30, 2020
Vessel revenues, net of commissions	11,970
Voyage expenses	(9,282)
Total	2,688

The following table presents the Company’s income statement figures derived from time charters for the period ended June 30, 2020:

June 30, 2020
Vessel revenues, net of commissions	10,411
Voyage expenses	(778)
Total	9,633

Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2020 and 2019 were:

Customer	2020	2019
A	16%	14%
B	15%	-
C	15%	-
D	14%	10%
E	13%	-
F	-	20%
G	-	12%
Total	73%	56%